Segment reporting - Summary of Adjusted Earnings Before Interest Tax Depreciation and Amortization (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Profit for the year		€ 235,878	€ 149,217	€ (17,948)
Income tax expense/(benefit)		(9,970)	429	333
Finance income		(1,312)	(257)	(158)
Finance expense		6,370	10,991	7,733
Depreciation and amortization expense		83,560	55,407	30,460
EBITDA		314,526	215,787	20,420
Transaction costs	€ 500	7,107	0	0
Gain on derivative contracts		(15,830)	0	0
Gain on bargain purchase		(16,349)	(34,995)	(45,331)
Adjusted EBITDA		€ 289,454	€ 180,792	€ (24,911)